PENSION AND POST-RETIREMENT BENEFITS - Components of Net Periodic Benefit Costs - Q2 (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net periodic benefit (income) costs:
Net periodic benefit (income) costs	$ (0.1)	$ (0.7)	$ (0.4)	$ (1.3)	$ 18.8	$ (5.4)	$ (0.4)
Pension Plans [Member]
Net periodic benefit (income) costs:
Service cost	0.2	0.2	0.3	0.4	0.7	0.8	0.9
Interest cost	5.1	7.1	10.3	14.3	28.6	30.1	27.6
Expected return on plan assets	(7.8)	(10.2)	(15.6)	(20.3)	(40.3)	(41.3)	(38.3)
Amortization of actuarial loss	2.3	2.1	4.4	4.1	8.4	4.5	8.6
Net periodic benefit (income) costs, before allocation	(0.2)	(0.8)	(0.6)	(1.5)	18.4	(5.9)	(1.2)
Portion allocated to Revlon Holdings	(0.1)	(0.1)	(0.1)	(0.1)	(0.1)	(0.1)	(0.1)
Net periodic benefit (income) costs	(0.3)	(0.9)	(0.7)	(1.6)	18.3	(6.0)	(1.3)
Other Post-Retirement Benefit Plans [Member]
Net periodic benefit (income) costs:
Service cost	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Interest cost	0.1	0.1	0.2	0.2	0.5	0.5	0.6
Expected return on plan assets	0.0	0.0	0.0	0.0	0.0	0.0	0.0
Amortization of actuarial loss	0.1	0.1	0.1	0.1	0.1	0.1	0.4
Net periodic benefit (income) costs, before allocation	0.2	0.2	0.3	0.3	0.6	0.6	1.0
Portion allocated to Revlon Holdings	0.0	0.0	0.0	0.0	(0.1)	0.0	(0.1)
Net periodic benefit (income) costs	$ 0.2	$ 0.2	$ 0.3	$ 0.3	$ 0.5	$ 0.6	$ 0.9